Borrowings (Tables)	9 Months Ended
Sep. 30, 2024
Borrowings.
Schedule of external debt classification

	September 30,	December 31,
	2024	2023
	$’000	$’000

Non‑current
Senior Notes	1,934,817	1,930,457
Bank borrowings	1,419,945	1,126,239
	3,354,762	3,056,696
Current
Senior Notes	22,708	26,912
Bank borrowings	146,665	107,110
Bank overdraft	—	675
Letters of credit	7,623	319,454
	176,996	454,151

Total borrowings	3,531,758	3,510,847

Schedule of debt by debt instrument

							September 30,	December 31,
							2024	2023
	Notional		Issue	Maturity			Carrying	Carrying
	amount	Currency	date	date	Interest rate		amount	amount
							$’000	$’000
Senior Notes
IHS Holding Limited	500.0M	USD	Nov'21	Nov'26	5.63%		506,809	498,920
IHS Holding Limited	500.0M	USD	Nov'21	Nov'28	6.25%		506,991	498,635
IHS Netherlands Holdco B.V.	940.0M	USD	Sep'19	Sep'27	8.00%		943,725	959,814

Debentures
IHS Brasil - Cessão de Infraestruturas S.A.	1.2B	BRL	Sep'23	Aug'31	3.10	% + CDI	220,416	252,341
IHS Brasil - Cessão de Infraestruturas S.A.	300.0M	BRL	Jun'24	Jun'32	2.80	% + CDI	56,165	—
I-Systems Soluções de Infraestrutura S.A.	160.0M	BRL	Jun'24	May'32	2.10	% + CDI	29,961	—

Bank term loans
IHS Côte d’Ivoire S.A.	3.9B	XOF	Jun'22	Jun'24	5.00%		—	6,570
IHS Côte d’Ivoire S.A.	4.6M	EUR	Jun'22	Jun'24	3.00	% + 3M EURIBOR	—	4,841
IHS Côte d’Ivoire S.A.	10.0B	XOF	Dec'23	Dec'28	6.50%		16,383	—
IHS Côte d’Ivoire S.A.	78.7M	EUR	Dec'23	Dec'28	3.50	% + 3M EURIBOR	86,030	—
IHS Holding Limited	430.0M	USD	Oct'22	Oct'25	3.75	% + CAS + 3M SOFR	432,838	370,935
IHS Holding Limited	210.0M	USD	Mar'24	Mar'26	4.50	% + 3M SOFR	206,298	—
IHS Kuwait Limited	16.9M	KWD	Apr'20	Apr'29	2.00	% + CBK Discount Rate	56,070	61,354
IHS Towers South Africa Proprietary Limited	3.4B	ZAR	May'22	May'29	2.75	% + 3M JIBAR	194,546	185,404
IHS Zambia Limited	66.5M	USD	Dec'20	Dec'27	5.00	% + CAS + 3M SOFR	67,003	81,297
INT Towers Limited	144.4B	NGN	Jan'23	Jan'28	2.50	% + MPR, 18 - 27% collar	91,311	186,302
I-Systems Soluções de Infraestrutura S.A.	400.0M	BRL	Oct'22	Oct'30	2.45	- 2.50% + CDI	77,704	84,305

Revolving credit facilities and overdrafts
IHS Holding Limited	300.0M	USD	Mar'20	Oct'26	3.00	% + CAS + 3M SOFR	—	—
IHS Nigeria Limited	51.0B	NGN	Jan'23	Jan'26	2.50	% + MPR, 18 - 27% collar	31,885	—
IHS Towers South Africa Proprietary Limited	350.0M	ZAR	Oct'23	Oct'24	PRIME minus 0.25%		—	675

Letters of credit
IHS Nigeria	356.5M	USD	Feb'22	Dec'24	12.00	- 15.75%	7,623	319,454
							3,531,758	3,510,847

All Group borrowings  (except letters of credit) contain customary information, customary affirmative and negative covenants, customary events of default and financial covenants (generally tested quarterly, with some exceptions). Mandatory cancellation and/or full or partial repayment may be required in certain circumstances. Loan facilities may also be voluntarily prepaid and/or cancelled by giving notice. Many of our borrowings are either guaranteed or secured.